GOODWILL - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill	$ 14,178			$ 13,084
Tuscarora
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill impairment charge	79
Goodwill impairment charge, net of tax and noncontrolling interest	$ 15
Goodwill			$ 23		$ 82
Great Lakes
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill			$ 573		$ 573
Percentage of fair value in excess of carrying amount (less than)	10.00%		10.00%
Ravenswood
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill impairment charge		$ 1,085
Goodwill impairment charge, net of tax		$ 656